RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE	12 Months Ended
Mar. 31, 2025
Right-of-use Rou Assets And Lease Payable
RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE

6. RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE

The right-of-use assets relate to leases of office premise. The Company recognized operating lease ROU assets and lease liabilities as follows:

	As of March 31,
	2024	2025
	US$	US$

Right-of-use asset	341,891	443,791
Less : Accumulated amortization	(87,055)	(301,266)
Right-of-use asset, net	254,836	142,525

Amortization expenses were US$214,842, US$154,198 and US$138,980 for the year ended March 31, 2025, 2024 and 2023 respectively. Amortization expense was included under the depreciation and amortization in the statement of operations and comprehensive income.

	As of March 31,
	2024	2025
	US$	US$

Operating lease liabilities
Current portion	170,052	144,747
Non-current portion	88,426	981
Total	258,478	145,728

The following summarizes other supplemental information about the Company’s operating lease as of March 31, 2025:

Weighted average discount rate	5.25%
Weight average remaining lease term (years)	0.72 years